Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (2,235,799)	$ (7,286,454)	$ (8,622,393)	$ (4,631,621)
Depreciation	27,784	120,345	149,840	192,520
Amortization of patents	83,969	39,844	67,919	6,722
Bad debt expense	89,325	476,258	485,072	34,504
Inventory revaluation		271,269	383,081
Unrealized loss (gain) on fair value adjustment of common stock warrants	(9)	417,668	416,526	(2,592,722)
Non-cash stock-based compensation expense	30,488	570,402	704,188	1,053,478
Gain on sale of property and equipment			(3,060)	10,840
Changes in assets and liabilities:
Accounts receivable	242,741	710,603	645,842	(218,496)
Other receivables	121,948	1,816	(52,700)	(453,605)
Inventory	(61,228)	2,335,640	2,891,816	149,899
Prepaid expenses and other current assets	196,756	482,851	558,601	122,310
Assets of discontinued operations – short term	10,895	76,203	76,560	530,749
Assets held for sale		2,723	18,293	37,066
Other assets	(1,546)	(637,054)	(624,654)	(535,800)
Assets of discontinued operations – long-term		9,913	9,913	(188,189)
Accounts payable	1,186,329	452,710	509,498	2,381,859
Accrued liabilities and accrued warranty	(419,393)	544,003	172,011	(13,058)
Liabilities of discontinued operations	(61,886)	(233,061)	(266,201)	(384,232)
Net cash used in operating activities	(789,626)	(1,644,321)	(2,479,848)	(4,497,776)
Cash flows from investing activities
Acquisition of property and equipment				(73,014)
Proceeds from disposal of property and equipment			3,060	18,800
Proceeds from disposal of property and equipment from discontinued operations				234,692
Net cash provided by investing activities			3,060	180,478
Cash flows from financing activities
Borrowing on convertible note payable	201,363
Repayment of notes payable		(283,252)	(283,252)	(167,930)
Borrowing (repayment) on line of credit, net	350,000	(39,473)	(92,266)	(447,984)
Repayments on capital lease obligations			(4,698)	(1,588)
Repayments on capital lease obligations from discontinued operations	(3,425)	(3,502)		(7,764)
Restricted cash				540,250
Proceeds from stock offering			1,100,000	3,600,000
Proceeds from redeemable preferred stock offering	550,000
Proceeds from securities purchase agreement		500,000	500,000	2,400,000
Proceeds from exercise of warrants		283,334	283,333
Payment of placement agent and registration fees and other direct costs	(55,919)	(90,754)	(228,180)	(822,619)
Employee taxes paid for vesting of restricted stock	(302)	(12,535)	(17,541)	(24,336)
Net cash provided by financing activities	1,041,717	353,818	1,257,396	5,068,029
Net increase (decrease) in cash and cash equivalents	252,091	(1,290,503)	(1,219,392)	750,731
Cash and cash equivalents
Beginning of period	127,385	1,346,777	1,346,777	596,046
End of period	379,476	56,274	127,385	1,346,777
Supplemental cash flows disclosures:
Cash paid during the period for interest	6,759	20,812	26,468	27,397
Supplemental disclosure of non-cash financing activity:
Fair value of warrants issued in stock offering				2,713,550
Preferred deemed dividend	875,304		362,903	975,460
Conversion of preferred stock to common stock	1,809,317		310,052
Conversion of common stock warrant liability upon exercise of warrants		252,765	252,765
Return of Series D Convertible Preferred Stock	80,123
Reclassification of common stock warrant liability to Additional Paid-in Capital		481,242	481,242
Preferred stock dividends paid in common stock	124,509	117,618	174,342	99,047
Property and equipment acquired through capital lease				11,000
Note payable obtained to finance prepaid insurance				314,366
Agency Placement Fee [Member]
Supplemental disclosure of non-cash financing activity:
Stock issued for payment of fees				89,010
Financial Advisor Fee [Member]
Supplemental disclosure of non-cash financing activity:
Stock issued for payment of fees	210,000
Satisfaction Of Accounts Payable[Member]
Supplemental disclosure of non-cash financing activity:
Stock issued		1,045,000
Inventory Procurement [Member]
Supplemental disclosure of non-cash financing activity:
Stock issued		$ 97,800	$ 1,142,801	$ 99,908